SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	$ 1,320,338	$ 966,148
Additions	146,797	490,394
Disposals	(190,159)	(136,204)
Property, plant and equipment, ending balance	1,276,976	1,320,338
Accumulated depreciation Property, plant and equipment, beginning balance	639,537	561,457
Charge for the year	208,965	154,410
Disposals	(101,068)	(76,330)
Accumulated depreciation Property, plant and equipment, ending balance	747,434	639,537
Property, plant and equipment	529,542	680,801
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	133,273	95,662
Additions	6,876	58,611
Disposals	(9,821)	(21,000)
Property, plant and equipment, ending balance	130,328	133,273
Accumulated depreciation Property, plant and equipment, beginning balance	58,178	41,998
Charge for the year	37,881	22,762
Disposals	(3,383)	(6,582)
Accumulated depreciation Property, plant and equipment, ending balance	92,676	58,178
Property, plant and equipment	37,652	75,095
Furniture and Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	1,040,192	834,453
Additions	137,562	320,943
Disposals	(180,338)	(115,204)
Property, plant and equipment, ending balance	997,416	1,040,192
Accumulated depreciation Property, plant and equipment, beginning balance	545,403	502,790
Charge for the year	143,885	112,361
Disposals	(97,685)	(69,748)
Accumulated depreciation Property, plant and equipment, ending balance	591,603	545,403
Property, plant and equipment	405,813	494,789
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	86,530
Additions	2,359	86,530
Disposals
Property, plant and equipment, ending balance	88,889	86,530
Accumulated depreciation Property, plant and equipment, beginning balance	6,790
Charge for the year	17,845	6,790
Disposals
Accumulated depreciation Property, plant and equipment, ending balance	24,635	6,790
Property, plant and equipment	64,254	79,740
Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance
Additions
Disposals
Property, plant and equipment, ending balance
Accumulated depreciation Property, plant and equipment, beginning balance
Charge for the year
Disposals
Accumulated depreciation Property, plant and equipment, ending balance
Property, plant and equipment
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	60,343	36,033
Additions		24,310
Disposals
Property, plant and equipment, ending balance	60,343	60,343
Accumulated depreciation Property, plant and equipment, beginning balance	29,166	16,669
Charge for the year	9,354	12,497
Disposals
Accumulated depreciation Property, plant and equipment, ending balance	38,520	29,166
Property, plant and equipment	$ 21,823	$ 31,177